Consolidated Balance Sheets		Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash		$ 3,807,796	$ 2,961,191	$ 3,373,424
Accounts receivable, net				45,477
Contract assets – current		4,287,038	3,333,881	4,618,205
Loan receivable – third party		1,321,944	1,028,030	2,621,944
Other assets – current		379,857	295,402	52,491
Total current assets		9,919,477	7,714,034	10,731,442
Non-current assets
Property and equipment, net		292	228	3,546
Right-of-use assets, net		483,135	375,717	390,680
Contract assets – non-current		89,912	69,921	333,786
Other assets – non-current		69,962	54,407	72,354
Total non-current assets		643,301	500,273	800,366
Total assets		10,562,778	8,214,307	11,531,808
Current liabilities
Accounts payable		833,095	647,869	1,669,596
Contract liabilities		18,153	14,117
Other payables and accruals		495,072	385,000	805,850
Loans and borrowings – current		217,680	169,282	256,729
Operating lease liabilities – current		328,848	255,734	170,776
Finance lease liabilities – current		42,062	32,710	45,032
Total current liabilities		2,939,244	2,285,748	4,002,580
Non-current liabilities
Deferred tax liabilities, net		251,466	195,556	391,836
Loans and borrowings – non-current		359,071	279,237	579,071
Operating lease liabilities – non-current		69,156	53,780	96,921
Finance lease liabilities – non-current		38,415	29,874	80,476
Total non-current liabilities		718,108	558,447	1,148,304
Total liabilities		3,657,352	2,844,195	5,150,884
Shareholders’ equity
Accumulated other comprehensive income		17,220	13,391	250,665
Additional paid-in capital		9,401,440	7,311,282	6,290,712
Accumulated deficit		(2,516,356)	(1,956,883)	(163,354)
Total shareholders’ equity		6,905,426	5,370,112	6,380,924
Total liabilities and shareholders’ equity		10,562,778	8,214,307	11,531,808
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1],[2]	1,770	1,322	1,549
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value		1,352	1,000	1,352
Related Party
Current assets
Accounts receivable – a related party		122,842	95,530	19,901
Current liabilities
Amount due to related parties		$ 1,004,334	$ 781,036	$ 1,054,597

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.